Shareholder Report, Holdings (Details)	May 31, 2025
C000011342 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[1],[2]
C000011342 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
C000011342 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1],[2]
C000011342 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1],[2]
C000011342 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[1],[2]
C000011342 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.90%	[1],[2]
C000011342 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1],[2]
C000011342 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[1],[2]
C000011342 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[1],[3]
C000011342 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1],[3]
C000011342 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[1],[3]
C000011342 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[1],[3]
C000011342 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[1],[3]
C000011342 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1],[3]
C000011342 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[1],[3]
C000011342 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1],[3]
C000011342 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1],[3]
C000011342 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1],[3]
C000011342 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[3]
C000038983 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[4],[5]
C000038983 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4],[5]
C000038983 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4],[5]
C000038983 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[4],[5]
C000038983 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[4],[5]
C000038983 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.90%	[4],[5]
C000038983 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[4],[5]
C000038983 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[4],[5]
C000038983 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[4],[6]
C000038983 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[4],[6]
C000038983 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[4],[6]
C000038983 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[4],[6]
C000038983 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[4],[6]
C000038983 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[4],[6]
C000038983 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[4],[6]
C000038983 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[4],[6]
C000038983 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[4],[6]
C000038983 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[4],[6]
C000038983 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4],[6]
C000038984 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[7],[8]
C000038984 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7],[8]
C000038984 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7],[8]
C000038984 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[7],[8]
C000038984 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[7],[8]
C000038984 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.90%	[7],[8]
C000038984 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[7],[8]
C000038984 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[7],[8]
C000038984 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[7],[9]
C000038984 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[7],[9]
C000038984 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[7],[9]
C000038984 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[7],[9]
C000038984 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[7],[9]
C000038984 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[7],[9]
C000038984 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[7],[9]
C000038984 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[7],[9]
C000038984 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[7],[9]
C000038984 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[7],[9]
C000038984 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7],[9]
C000011339 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[10],[11]
C000011339 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[10],[11]
C000011339 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10],[11]
C000011339 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[10],[11]
C000011339 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[10],[11]
C000011339 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.90%	[10],[11]
C000011339 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[10],[11]
C000011339 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[10],[11]
C000011339 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[10],[12]
C000011339 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[10],[12]
C000011339 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[10],[12]
C000011339 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[10],[12]
C000011339 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[10],[12]
C000011339 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[10],[12]
C000011339 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[10],[12]
C000011339 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[10],[12]
C000011339 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[10],[12]
C000011339 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[10],[12]
C000011339 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[10],[12]
C000199785 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[13],[14]
C000199785 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13],[14]
C000199785 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[13],[14]
C000199785 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[13],[14]
C000199785 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[13],[14]
C000199785 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.90%	[13],[14]
C000199785 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[13],[14]
C000199785 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[13],[14]
C000199785 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[13],[15]
C000199785 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[13],[15]
C000199785 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[13],[15]
C000199785 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[13],[15]
C000199785 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[13],[15]
C000199785 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[13],[15]
C000199785 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[13],[15]
C000199785 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[13],[15]
C000199785 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[13],[15]
C000199785 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[13],[15]
C000199785 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13],[15]

[1]	Excludes short-term securities.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[4]	Excludes short-term securities.
[5]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[9]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[10]	Excludes short-term securities.
[11]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[12]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[13]	Excludes short-term securities.
[14]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[15]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.